Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II

OMNICARE, INC. AND SUBSIDIARY COMPANIES
Valuation and Qualifying Accounts
(in thousands)

		Additions
	Balance at	charged		Write-offs,	Balance
Year ended	beginning of	to cost		(net of recoveries)	at end
December 31,	period	and expenses	Acquisitions	and other	of period

Allowance for uncollectible accounts receivable:

2010	$332,541	$136,630	$-	$(68,144)	$401,027

2009	319,417	92,495	-	(79,371)	332,541

2008	324,825	106,240	5,550	(117,198)	319,417

Tax valuation allowance:

2010	$20,255	$(3,843)	$-	$(453)	$15,959

2009	23,332	(3,055)	-	(22)	20,255

2008	29,492	(2,986)	(990)	(2,184)	23,332